Derivative Financial Instruments (Gains and Losses Information Related to Net Investment Hedges) (Detail) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2016	Sep. 30, 2015
Derivative Instruments, Gain (Loss) [Line Items]
Effective portion recorded in OCI	¥ 107,528	¥ 723
Ineffective portion recorded in income	890	200
Financial instruments hedging foreign exchange risk
Derivative Instruments, Gain (Loss) [Line Items]
Effective portion recorded in OCI	107,528	723
Ineffective portion recorded in income	¥ 890	¥ 200